STOCKHOLDERS' EQUITY (Common and Preferred Stock) (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 Vote $ / shares shares	Dec. 31, 2019 Vote $ / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2011 $ / shares shares
Common Stock
Maximum individual common stock ownership (in hundredths)	9.80%	9.80%
Private Placement
Common Stock
Common stock shares issued				20,000,000
Price of shares (in dollars per share) | $ / shares				$ 10
Sale Of Stock Nature Of Consideration Received Per Transaction		The Company ceased raising capital under this private placement offering effective December 31, 2011.
Preferred Stock
Preferred Stock
Preferred shares authorized (in shares)	1,000,000	1,000,000
Common Class A
Common Stock
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01	$ 0.01
Number of votes holder is entitled | Vote	1	1
Common stock shares issued	17,763,683	17,763,683	17,721,422
Common Class B
Common Stock
Common stock, shares authorized (in shares)	1,000	1,000
Par value (in dollars per share) | $ / shares	$ 0.01	$ 0.01
Number of votes holder is entitled | Vote	1	1
Common stock shares issued	0	0
Common Class C
Common Stock
Common stock, shares authorized (in shares)	9,000,000	9,000,000